GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2013
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2013			2013
	(EUR in millions)
International	301	(33)	(9)	259
Turkish Operations	2,379	(487)	-	1,892
Insurance	3	-	-	3
Other	32	-	-	32
Total	2,715	(520)	(9)	2,186

	2014
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2014			2014
	(EUR in millions)
International	259	28	(58)	229
Turkish Operations	1,892	87	-	1,979
Insurance	3	-	-	3
Other	32	-	-	32
Total	2,186	115	(58)	2,243

	2013			2014
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	658	347	1,005	746	377	1,123
Accumulated amortization	(471)	(201)	(672)	(543)	(227)	(770)
Net book value	187	146	333	203	150	353